Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Raw materials and consumables	€ 95.8	€ 80.5
Work in progress	64.9	46.5
Finished goods and goods for resale	249.9	217.3
Total inventories	410.6	344.3
Inventory write-down	€ 8.3	€ 8.5	€ 9.0